Consolidated Statements of Income (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended
	Sep. 27, 2014	Sep. 28, 2013
Net sales	$ 951.5	$ 933.4
Cost of sales	629.7	577.1
Gross profit	321.8	356.3
Operating expenses
Distribution	14.4	13.2
Research and Development	36.6	32.3
Selling	50.4	50.2
Administration	81.5	78.8
Restructuring	1.7	2.1
Total operating expenses	184.6	176.6
Operating Income	137.2	179.7
Interest expense, net	25.9	21.4
Other expense, (income), net	2.7	1.0
Income before income taxes	108.6	157.3
Income tax expense	12.3	45.9
Net income	$ 96.3	$ 111.4
Earnings per share
Basic earnings per share	$ 0.72	$ 1.18
Diluted earnings per share	$ 0.72	$ 1.18
Weighted average shares outstanding
Basic	133.9	94.2
Diluted	134.4	94.7
Dividends declared per share	$ 0.105	$ 0.09